Debt - Schedule of Senior Notes Outstanding and the Corresponding Balance (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Nov. 18, 2019	Dec. 31, 2018
Disclosure of debt [line items]
Total placed in original currency	$ 6,281,256	$ 4,856,323		$ 4,007,580
Avianca Holdings Avianca Leasing and Grupo Taca Holdings Limited [member]
Disclosure of debt [line items]
Original currency	USD
Total placed in original currency	$ 550,000
Borrowings	$ 71,073	65,632
Avianca Holdings SA [Member]
Disclosure of debt [line items]
Original currency	USD
Total placed in original currency	$ 484,419		$ 250,000
Borrowings	$ 280,938	$ 465,612	$ 324,000